Schedule of Investments (unaudited)
August 31, 2024
BlackRock Global Dividend Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Canada — 1.9%
TELUS Corp.	1,442,526	$ 23,302,631
Denmark — 3.0%
Novo Nordisk A/S, Class B	261,930	36,384,741
France — 8.3%
Air Liquide SA	130,235	24,308,114
L’Oreal SA	50,294	22,066,737
LVMH Moet Hennessy Louis Vuitton SE	39,618	29,488,341
Sanofi SA	217,036	24,359,711
		100,222,903
Indonesia — 1.0%
Bank Rakyat Indonesia Persero Tbk PT	36,893,000	12,283,749
Netherlands — 3.4%
Koninklijke KPN NV	4,522,050	18,468,896
Shell PLC	641,553	22,859,753
		41,328,649
Spain — 1.6%
Banco Bilbao Vizcaya Argentaria SA	1,824,380	19,381,097
Switzerland — 4.0%
Nestlé SA, Registered Shares	282,866	30,334,592
Zurich Insurance Group AG, Class N	31,445	18,253,074
		48,587,666
Taiwan — 3.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,204,000	35,644,871
United Kingdom — 10.6%
AstraZeneca PLC	210,055	36,815,424
BAE Systems PLC	1,038,155	18,665,809
Diageo PLC	642,710	20,980,781
RELX PLC	636,050	29,697,441
Taylor Wimpey PLC	10,291,204	21,864,938
		128,024,393
United States — 63.2%
AbbVie, Inc.	153,116	30,058,202
Accenture PLC, Class A	107,071	36,612,929
Allegion PLC	177,334	24,621,053
Alphabet, Inc., Class A	128,452	20,986,488
AMETEK, Inc.	110,116	18,835,342
Apple Inc.	159,572	36,541,988
Applied Materials, Inc.	110,157	21,729,570
Assurant, Inc.	73,732	14,477,278
Security	Shares	Value
United States (continued)
Baker Hughes Co., Class A	624,912	$ 21,978,155
Charles Schwab Corp. (The)	236,574	15,400,968
Citizens Financial Group, Inc.	544,962	23,460,614
CMS Energy Corp.	268,241	18,202,834
Home Depot, Inc. (The)	72,028	26,542,318
Hubbell, Inc.	62,397	24,953,808
Intercontinental Exchange, Inc.	151,682	24,504,227
M&T Bank Corp.	101,857	17,530,608
Mastercard, Inc., Class A	25,598	12,372,537
Meta Platforms, Inc., Class A	44,904	23,408,904
Microsoft Corp.	144,793	60,398,952
Mondelez International, Inc., Class A	414,817	29,788,009
Moody’s Corp.	37,322	18,203,432
Oracle Corp.	131,566	18,588,960
Otis Worldwide Corp.	287,831	27,254,717
Philip Morris International, Inc.	200,556	24,726,549
Republic Services, Inc.	57,875	12,050,154
Salesforce, Inc.	68,896	17,423,799
Texas Instruments, Inc.	175,830	37,687,402
Union Pacific Corp.	96,960	24,830,487
United Parcel Service, Inc., Class B	158,274	20,346,123
UnitedHealth Group, Inc.	51,486	30,387,037
Williams Cos., Inc. (The)	398,481	18,238,475
Zoetis, Inc., Class A	66,437	12,190,525
		764,332,444
Total Long-Term Investments — 100.0% (Cost: $895,906,960)		1,209,493,144
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.18%(a)(b)	2,665,123	2,665,123
Total Short-Term Securities — 0.2% (Cost: $2,665,123)		2,665,123
Total Investments — 100.2% (Cost: $898,572,083)		1,212,158,267
Liabilities in Excess of Other Assets — (0.2)%		(1,938,483)
Net Assets — 100.0%		$ 1,210,219,784
(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 2,641,041	$ 24,082(a)	$ —	$ —	$ —	$ 2,665,123	2,665,123	$ 37,914	$ —
(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Global Dividend Portfolio
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Canada	$ 23,302,631	$ —	$ —	$ 23,302,631
Denmark	—	36,384,741	—	36,384,741
France	—	100,222,903	—	100,222,903
Indonesia	—	12,283,749	—	12,283,749
Netherlands	—	41,328,649	—	41,328,649
Spain	—	19,381,097	—	19,381,097
Switzerland	—	48,587,666	—	48,587,666
Taiwan	—	35,644,871	—	35,644,871
United Kingdom	—	128,024,393	—	128,024,393
United States	764,332,444	—	—	764,332,444
Short-Term Securities
Money Market Funds	2,665,123	—	—	2,665,123
	$ 790,300,198	$ 421,858,069	$ —	$ 1,212,158,267
2